The Company	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Text Block [Abstract]
Nature of Operations [Text Block]

NOTE 1.  The Company

General – WaferGen Bio-systems, Inc. and its subsidiaries (the “Company”) are engaged in the development, manufacture and sales of systems for gene expression quantification, genotyping and stem cell research. Most recently, the Company’s R&D efforts have been concentrated on the commercialization of the SmartChip Target Enrichment System. The Company’s products are aimed at researchers who perform genetic analysis, primarily at pharmaceutical and biotech companies, academic and private research centers and diagnostics companies involved in biomarker discovery and genetic research. Through its SmartChip products, the Company plans to provide new performance standards with significant savings in time and cost for professionals in the field of gene expression research and to facilitate biomarker discovery, toxicology, and clinical research.

Wafergen, Inc. was incorporated in the State of Delaware on October 22, 2002, and was acquired by WaferGen Bio-systems, Inc. in a reverse merger on May 31, 2007.

On January 24, 2008, the Company formed a new subsidiary in Malaysia. This subsidiary, WaferGen Biosystems (M) Sdn. Bhd. (“WGBM”), supports the Company’s ongoing development and commercialization goals. As of September 30, 2013, the parent company owned 100% of the common stock and 8.2% (including all shares that had been assumed by the parent company pursuant to exercises of exchange rights) of the preference shares of WGBM. The holders of these preference shares have certain rights, including the right to exchange such shares for common stock of the parent company and to have them redeemed by WGBM from funds legally available for distribution (see Note 5), which may be more beneficial than conversion into common stock of WGBM, but if such conversion were to occur, the parent company would own 72.8% of WGBM’s common stock. See also Note 13, “Subsequent Events.”

On August 30, 2011, the Company formed a new wholly owned subsidiary in Luxembourg, WaferGen Biosystems Europe S.a.r.l., to establish a presence for its marketing and research activities in Europe.

On August 27, 2013, the Company effected a reverse stock split of its common stock by a ratio of one-for-99.39 (the “Reverse Split”). Every 99.39 outstanding shares of common stock became one share of common stock. No fractional shares were issued in connection with the Reverse Split. Stockholders who were otherwise entitled to receive a fractional share of common stock received one whole share of common stock. The Reverse Split did not change the number of shares of common or preferred stock that the Company is authorized to issue, or the par value of the Company’s common or preferred stock.

The Reverse Split resulted in a proportionate adjustment to the per share exercise price and the number of shares of common stock issuable upon the exercise of outstanding warrants and stock options, as well as the number of shares of common stock eligible for issuance under the 2008 Stock Incentive Plan. All of the information in these financial statements has been presented to reflect the impact of the one-for-99.39 Reverse Split on a retroactive basis.

On August 27, 2013, the Company entered into an exchange agreement (the “Exchange Agreement”) with investors who, in May 2011, purchased (i) certain shares of Series A-1 Convertible Preferred Stock, par value $0.001 per share, (ii) certain Convertible Promissory Notes convertible into shares of Series A-2 Convertible Preferred Stock, par value $0.001 per share, and (iii) certain warrants (the “2011 Warrants” and together with the Series A-1 Preferred Shares and the Convertible Notes, the “2011 Securities”) to purchase shares of common stock. Pursuant to the Exchange Agreement, these investors agreed to exchange all their 2011 Securities for shares of the Company’s common stock, shares of newly designated Series 1 Convertible Preferred Stock, par value $0.001 per share, and warrants to purchase shares of common stock (the “2013 Exchange”). In the aggregate, the Company exchanged Series A-1 Preferred Shares with a liquidation preference of $17,081,913, Convertible Promissory Notes (“CPNs”) with a principal amount of $17,084,894 and 2011 Warrants exercisable for 565,180 shares of common stock for 2,987.0167 shares of Series 1 Convertible Preferred Stock, 1,067,317 shares of our common stock and warrants exercisable for 2,369,000 shares of common stock. These warrants are exercisable at any time before August 27, 2018, at an exercise price of $2.60 per share, with cashless exercise permitted.

The Company employed an Option Pricing Model to determine the relative fair values of securities surrendered in the 2013 Exchange, using a stock price of $2.00 and assumptions including estimated volatility of 84.26%, a risk-free interest rate of 1.16%, a zero dividend rate and an estimated remaining term of 4.00 years. The relative fair value assigned to the CPNs was $10,422,956. The excess of this amount over the net carrying amount of the liabilities relating to CPNs of $5,452,546 on the exchange date was recorded as loss on extinguishment of debt of $4,970,410 within other income and expenses. The balance related to Series A-1 Convertible Preferred Stock was transferred to additional paid-in capital within stockholders’ equity. The exchange of warrants is further described in Note 8.

On August 27, 2013 and September 30, 2013, the Company completed a private placement offering (the “2013 Private Placement”) with certain accredited investors for the sale of units at $50,000 per unit (“Unit”). Each Unit consisted of (1) either 25,000 shares of our common stock or 9.9390 shares of the Series 1 Convertible Preferred Stock and (2) warrants to purchase 12,500 shares of common stock. At the initial closing of the offering on August 27, 2013, the Company received gross proceeds of $13,668,500 and issued a total of 5,209,250 shares of common stock, 646.0351 shares of Series 1 Convertible Preferred Stock (convertible into a total of 1,625,000 shares of common stock) and 3,417,129 warrants. At the second and final closing of the offering on September 30, 2013, the Company received gross proceeds of $1,369,000 and issued a total of 684,500 shares of common stock and 342,250 warrants.

In total, the Company sold an aggregate of 5,893,750 shares of common stock, 646.0351 shares of Series 1 Convertible Preferred Stock and warrants to purchase 3,759,379 shares of common stock for $2.60 in the 2013 Private Placement, and received aggregate gross proceeds of $15,037,500. The Company incurred issuance costs in connection with the 2013 Private Placement totaling $2,791,359 (including the fair value of unit warrants issued to the placement agent of $1,147,021, as discussed below). The following reflects the allocation of these proceeds to the new securities issued:

Security / Account	Allocated Fair Value	Issuance Costs	Reallocation	Final Allocation

Shares of common stock	$8,508,451	$(2,186,972)	$(6,321,479)	$—
Series 1 Convertible Preferred Stock	2,351,376	(604,387)	—	1,746,989
Warrants	4,177,673	—	—	4,177,673
Common stock at par value	—	—	5,894	5,894
Additional paid-in capital	—	—	6,315,585	6,315,585

Total	$15,037,500	$(2,791,359)	$—	$12,246,141

Subject to certain ownership limitations, the warrants are exercisable at any time within five years of the applicable issuance date at an initial exercise price of $2.60 per share with cashless exercise in the event a registration statement covering the resale of the shares of common stock underlying the warrants is not in effect within six months of the issuance of the warrants. According to the warrants’ terms, a fundamental transaction could give rise to an obligation of the Company to pay cash to its warrant holders, which prevents them from being accounted for within stockholders’ equity. Accordingly, they were recorded as liabilities on their issuance date and are revalued at each reporting date, with the change in their fair values being recorded as a gain or loss on revaluation within other income and expenses in the statement of operations..

The Company retained a placement agent in connection with the 2013 Private Placement, and pursuant to the terms of a placement agent agreement, the Company paid the placement agent an aggregate fee totaling approximately $1,339,750. In addition, the Company issued the placement agent 23.34 unit warrants at the initial closing and 2.54 unit warrants at the final closing. Each unit warrant entitles the placement agent to purchase a Unit for $50,000 with terms identical to those issued in the 2013 Private Placement, except that the warrants expire on the fifth anniversary of the issuance date of the unit warrant. The fair value of the 23.34 unit warrants issued on August 27, 2013, was estimated to be $1,036,605, using a closing stock price of $2.00 and assumptions including estimated volatility of 84.27%, a risk-free interest rate of 1.16%, a zero dividend rate and an estimated remaining term of 4.00 years. The fair value of the 2.54 unit warrants issued on September 30, 2013, was estimated to be $110,416, using a closing stock price of $1.96 and assumptions including estimated volatility of 85.06%, a risk-free interest rate of 1.01%, a zero dividend rate and an estimated remaining term of 4.00 years. The total estimated fair value of $1,147,021 was included in the 2013 Private Placement offering costs.

NOTE 1.  The Company

General.  WaferGen Bio-systems, Inc. and its subsidiaries (the “Company”) are engaged in the development, manufacture and sale of systems used for gene expression quantification, genotyping and stem cell research. The Company’s products are aimed at researchers who perform genetic analysis, primarily at pharmaceutical and biotech companies, academic and private research centers, and diagnostics companies involved in biomarker discovery and genetic research. Through the SmartChip products, the Company plans to provide new performance standards with significant savings in time and cost for professionals in the field of gene expression research and to facilitate biomarker discovery, toxicology, and clinical research.

Wafergen, Inc. was incorporated in the State of Delaware on October 22, 2002, and was acquired by WaferGen Bio-systems, Inc. in a reverse merger on May 31, 2007.

On January 24, 2008, the Company formed a new subsidiary in Kulim Hi-Tech Park, Kedah, Malaysia. This subsidiary, WaferGen Biosystems (M) Sdn. Bhd. (“WGBM”), is involved in various initiatives to support a number of the Company’s ongoing development and commercialization goals. The Company owns 100% of the common stock and 8.2% (including all shares that have been assumed by the Company pursuant to exercises of exchange rights) of the preference shares of this entity. The Company expects that all of the subsidiary’s preference shares will be converted into shares of the Company, however if all preference shares were converted into common stock of WGBM, the Company would own 72.8% of WGBM’s common stock. See Note 6 below.

On August 30, 2011, the Company formed a new wholly owned subsidiary in Luxembourg, to establish a presence for its marketing and research activities in Europe.

On May 27, 2011, the Company completed a private placement offering (the “May 2011 Private Placement”) with certain accredited investors, pursuant to which the Company sold an aggregate of approximately 2,937,500 shares of Series A-1 Convertible Preferred Stock at a stated value of $5.20 per share, with each share being convertible into ten shares of common stock, convertible promissory notes in the aggregate principal amount of $15,275,000, convertible into an aggregate of approximately 2,679,824 shares of Series A-2 Convertible Preferred Stock at a price of $5.70 per share, with each share being convertible into ten shares of common stock, and warrants to purchase 56,173,248 shares of the Company’s common stock at an exercise price of $0.62 per whole share. The Company received aggregate gross proceeds of $30,550,000, which after deducting issuance costs of $2,524,963 and liquidated damages of $532,161paid for late S-1 registration left net proceeds of $27,492,876.

Subject to certain ownership limitations, the warrants issued in the May 2011 Private Placement were exercisable immediately and will expire five years from the date of issuance. They include a provision for excess shares in the event of a change in ownership and contain standard anti-dilution clauses in the event of recapitalization, stock splits or combinations, merger or reorganization, dividends or distributions and similar equity adjustments, but do not contain anti-dilution provisions that would prevent them from being considered indexed to the Company’s common stock, so they are accounted for within stockholders’ equity.

The Company retained a selling agent in connection with this registered direct offering, and pursuant to the terms of a selling agency agreement, the Company paid the selling agents an aggregate fee totaling approximately $2,120,125.

Management’s Plan.  The Company  has incurred operating losses and negative cash flows from operations since its inception. Management expects that revenues will increase as a result of current and future product releases. However, the Company also expects to incur additional expenses for the development and expansion of its products, marketing campaigns, and operating costs as it expands its operations. Therefore, the Company expects operating losses and negative cash flows to continue for the foreseeable future. It is management’s plan to obtain additional working capital through additional financings. The Company believes that it will be successful in expanding operations, gaining market share, and raising additional funds. However, there can be no assurance that in the event the Company requires additional financing, such financing will be available at terms which are favorable, or at all. Failure to generate sufficient cash flows from operations or raise additional capital could have a material adverse effect on the Company’s ability to achieve its intended business objectives. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

Going Concern.  The Company’s consolidated financial statements have been presented on a basis that contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company continues to face significant risks associated with the successful execution of its strategy given the current market environment for similar companies and failure to generate sufficient revenues or raise additional capital could have a material adverse effect on the Company’s ability to continue as a going concern and to achieve its intended business objectives. These facts raise substantial doubt about the Company’s ability to continue as a going concern, and there can be no assurance that the Company will be successful in its efforts to enhance its liquidity situation. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.